Leases - Summary of Lease Cost (Detail) $ in Thousands	Apr. 02, 2022 USD ($)
Leases [Abstract]
Operating lease cost	$ 1,986
Short-term lease cost	60
Financial lease cost, Amortization of right-of-use assets	17
Financial lease cost, Interest on lease liabilities	3
Total lease cost	$ 2,066
Operating Lease, Weighted Average Remaining Lease Term	10 years
Finance Lease, Weighted Average Remaining Lease Term	3 years 9 months 18 days
Operating Lease, Weighted Average Discount Rate	6.50%
Finance Lease, Weighted Average Discount Rate	5.00%